Average Annual Total Returns{- Fintech Portfolio} - 02.28 Select Portfolios: Group 4 Financials Sector Combo PRO-20 - Fintech Portfolio	FinTech Portfolio Return Before Taxes Past 1 year	FinTech Portfolio Return Before Taxes Past 5 years	FinTech Portfolio Return Before Taxes Past 10 years	FinTech Portfolio After Taxes on Distributions Past 1 year	FinTech Portfolio After Taxes on Distributions Past 5 years	FinTech Portfolio After Taxes on Distributions Past 10 years	FinTech Portfolio After Taxes on Distributions and Sales Past 1 year	FinTech Portfolio After Taxes on Distributions and Sales Past 5 years	FinTech Portfolio After Taxes on Distributions and Sales Past 10 years	SP001 Past 1 year	SP001 Past 5 years	SP001 Past 10 years	IXWML Past 1 year	IXWML Past 5 years	IXWML Past 10 years
Total	22.54%	13.15%	14.44%	17.73%	11.49%	12.05%	16.62%	10.28%	11.28%	28.71%	18.47%	16.55%	22.67%	11.57%	13.00%